REDEEMABLE SERIES A PREFERRED STOCK (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended
	Oct. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Jan. 31, 2014	Apr. 30, 2014
Schedule of Capitalization, Equity [Line Items]
Number of newly authorized shares issued upon conversion (in shares)	1
Preferred stock, shares issued		0		0
Shareholder distributions		$ 986	$ 17,281
Series A Preferred
Schedule of Capitalization, Equity [Line Items]
Rate of return (as a percent)				15.00%
Common shares
Schedule of Capitalization, Equity [Line Items]
Number of newly authorized shares issued upon conversion (in shares)	1
T.Rowe Price
Schedule of Capitalization, Equity [Line Items]
Number of redeemable shares distributed to existing holders of common stock (in shares)					143,339
Value of redeemable shares					26,900
Value of options					3,100
Value of investment					50,000
General corporate expenses					20,000
Shareholder distributions					30,000
T.Rowe Price | Series A Preferred
Schedule of Capitalization, Equity [Line Items]
Preferred stock, shares issued					2,986,229
Purchase price (in dollars per share)					$ 16.74
Janus
Schedule of Capitalization, Equity [Line Items]
Value of redeemable shares						26,500
Value of options						2,300
Janus | Series A Preferred
Schedule of Capitalization, Equity [Line Items]
Preferred stock, shares issued						3,225,127
Purchase price (in dollars per share)						$ 16.74
Number of redeemable shares distributed to existing holders of common stock (in shares)						195,545
Value of investment						54,000
General corporate expenses						25,200
Shareholder distributions						28,800
Minimum | Series A Preferred
Schedule of Capitalization, Equity [Line Items]
Market price of company				5,000,000